Investment Objectives and Goals	Sep. 30, 2026
Twin Oak Short Horizon Absolute Return ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Short Horizon Absolute Return ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Twin Oak Short Horizon Absolute Return ETF (“Short Horizon ETF” or the “Fund”) seeks capital appreciation with low price volatility.
Twin Oak Active Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Active Opportunities ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Twin Oak Active Opportunities ETF (“Active Opportunities ETF” or the “Fund”) seeks long-term capital appreciation.